HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT FIVE:

333-36329        Putnam Hartford Inheritance Manager Variable Life
033-83656        Putnam Capital Manager Variable Life

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT FIVE:

333-36367        Putnam Hartford Inheritance Manager Variable Life
033-83652        Putnam Capital Manager Variable Life

SUPPLEMENT DATED AUGUST 24, 2009 TO THE ANNUAL PRODUCT INFORMATION NOTICE DATED
                                  MAY 1, 2009


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              SUPPLEMENT TO YOUR ANNUAL PRODUCT INFORMATION NOTICE

EFFECTIVE IMMEDIATELY, UNDER THE "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES" TABLE, THE EXPENSE INFORMATION IS UPDATED TO REFLECT THE FOLLOWING:

                                                    DISTRIBUTION
                                                       AND/OR                                ACQUIRED
                                                       SERVICE                              FUND FEES
                                   MANAGEMENT          (12B-1)            OTHER                AND
UNDERLYING FUND                       FEE               FEES             EXPENSES            EXPENSES
----------------------------------------------------------------------------------------------------------
Putnam VT Global Asset                 0.700%             N/A               0.250%              0.010%
 Allocation Fund -- Class IA
Putnam VT Growth                       0.700%             N/A               0.350%              0.010%
 Opportunities Fund -- Class
 IA
Putnam VT International New            1.000%             N/A               0.270%                N/A
 Opportunities Fund -- Class
 IA
Putnam VT Income Fund --               0.650%             N/A               0.120%              0.010%
 Class IA
Putnam VT The George Putnam            0.650%             N/A               0.170%              0.020%
 Fund of Boston -- Class IA

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER
                                     ANNUAL              AND/OR                NEW TOTAL
                                   OPERATING             EXPENSE               OPERATING
UNDERLYING FUND                     EXPENSES          REIMBURSEMENT             EXPENSES
-----------------------------  -----------------------------------------------------------------
Putnam VT Global Asset                 0.960%              -0.020%              0.940%        (1)(2)(3)
 Allocation Fund -- Class IA
Putnam VT Growth                       1.060%              -0.120%              0.940%        (1)
 Opportunities Fund -- Class
 IA
Putnam VT International New            1.270%              -0.040%              1.230%        (1)
 Opportunities Fund -- Class
 IA
Putnam VT Income Fund --               0.780%              -0.020%              0.580%        (1)(4)(5)
 Class IA
Putnam VT The George Putnam            0.840%                 N/A               0.840%        (1)(6)
 Fund of Boston -- Class IA

(1) Putnam Management has also agreed, from August 1, 2009 through July 31, 2010, to limit the fund's expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund's investor servicing contract, investment management contract and distribution plan) to an annual rate of 0.200% of the fund's average net assets.

(2) Reflects Putnam Management's contractual obligation, from August 1, 2009 through July 31, 2010, to limit the fund's management fee to an annual rate of 0.700% of the fund's average net assets.

(3) Excludes estimated interest expense accruing in connection with the termination of certain derivatives contracts. Had such interest been included, for each share class, "Other expense" would be 0.310% and "Total annual fund operation expenses" and "Net expenses" would each be increased by 0.060%.

(4) Reflects Putnam Management's contractual obligation, from August 1, 2009 through July 31, 2010, to limit the fund's management fee to an annual rate of 0.450% of the fund's average net assets.

(5) Excludes estimated interest expense accruing in connection with the termination of certain derivatives contracts. Had such interest been included, for each share class, "Other expense" would be 0.370% and "Total annual fund operation expenses" and "Net expenses" would each be increased by 0.250%.

(6) Excludes estimated interest expense accruing in connection with the termination of certain derivatives contracts. Had such interest been included, for each share class, "Other expense" would be 0.270% and "Total annual fund operation expenses" and "Net expenses" would each be increased by 0.010%.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE ANNUAL PRODUCT INFORMATION NOTICE
                             FOR FUTURE REFERENCE.

HV-7944